Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 266,307	$ 276,900	$ 294,881
Less: Accumulated depreciation	(215,979)	(202,753)	(181,783)
Total property and equipment, net	50,328	74,147	113,098
Computer software and web development [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	230,758	236,533	231,943
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	23,539	24,240	23,691
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,158	5,158	5,158
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,600	4,600	5,157
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,207	1,222	2,442
Computer Software and Web Development Projects In-process [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,045	$ 5,147	$ 26,490